Non-current assets held for sale	12 Months Ended
Dec. 31, 2018
Non-current assets held for sale
Non-current assets held for sale

29.   Non-current assets held for sale

On December 12, 2016, the Company entered into a sale agreement to dispose of its Spanish energy business. The assets and associated liabilities of this business were classified as held for sale in the balance sheet at December 31, 2016. Subsequently, in July 2017, the Company announced that it did not receive the required regulatory approvals to divest of its Spanish energy business and although it will continue to explore all options to capture the full value of these assets, completion of the previously announced sale is no longer considered to be highly probable. Accordingly, the Company in the second quarter of 2017 ceased to classify the assets and liabilities of the business as held for sale.

In accordance with IFRS 5, the Company ceased to recognize depreciation expense in relation to its Spanish energy business while it was classified as held for sale. When the business ceased to be classified as held for sale, the Company recorded an adjustment of $2,608 thousand to the carrying amount of its assets, equivalent to the depreciation that would have been charged if the business had not been classified as held for sale. This loss is charged in the income statement for the year ended December 31, 2017, within the line item “other loss”.